Summary of Principal Accounting Policies	12 Months Ended
Mar. 31, 2019
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a)   Basis of Presentation

The accompanying combined and consolidated financial statements of the Group have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP").

(b)   Principles of Consolidation

The financial statements presented herein represent the combined and consolidated financial statements of Ruhnn Holding Limited, its subsidiaries, Hanyi E-Commerce ("VIE") and VIE's subsidiaries.

Applicable PRC laws and regulations currently limit foreign ownership of companies that provide internet content distribution services. The Company is deemed a foreign legal person under PRC laws and accordingly subsidiaries owned by the Company are not eligible to engage in provisions of internet content or online services. To provide the Group effective control over the VIE and receive substantially all of the economic benefits of the VIE, the Company’s wholly owned subsidiary, WFOE entered into a series of contractual arrangements, described below, with the VIE and their respective shareholders on October 4, 2018 in connection with the Equity Restructuring disclosed in Note 1.

Agreements that provide the Company effective control over the VIE include:

Voting Rights Proxy Agreements & Irrevocable Power of Attorney

Pursuant to which each of the shareholders of VIE has executed voting rights proxy agreements, appointing the WFOE, or any person designated by the WFOE, as their attorney-in-fact to (i) call and attend shareholders’ meetings of VIE and execute relevant shareholders’ resolutions; (ii) exercise on their behalf all his rights as a shareholder of VIE, including those rights under PRC laws and regulations and the articles of association of VIE, such as voting, appointing, replacing or removing directors, (iii) submit all documents as required by governmental authorities on behalf of VIE, and (iv) assign the shareholding rights to VIE, including receiving dividends, disposing of equity interest and enjoying the rights and interests during and after liquidation.

Exclusive Call Option Agreements

Pursuant to which each the VIE shareholders unconditionally and irrevocably granted the WFOE or its designee exclusive options to purchase, to the extent permitted under PRC laws and regulations, all or part of the equity interests in the VIE. The WFOE has the sole discretion to decide when to exercise the options, and whether to exercise the options in part or in full. Without the WFOE’s written consent, the VIE shareholders may not sell, transfer, pledge or otherwise dispose of or create any encumbrance on any of VIE’s assets or equity interests.

Equity Pledge Agreements

The VIE shareholders agreed to pledge their equity interests in VIE to the WFOE to secure the performance of the VIE’s obligations under the series of contractual agreements and any such agreements to be entered into in the future. Without prior written consent of the WFOE, the VIE’s shareholders shall not transfer or dispose of the pledged equity interests or create or allow any encumbrance on the pledged equity interests. If any economic interests were received by means of their equity interests in the VIE, such interests belong to the WFOE.

Agreements that transfer economic benefits of VIE to the Group include:

Exclusive Business Cooperation Agreements

Under the exclusive services agreement, the Company and the WFOE have the exclusive right to provide comprehensive technical and business support services to the VIE. In exchange, the VIE pays annual service fees to the WFOE in the amount equivalent to all of their net income as confirmed by the WFOE. The WFOE has the right to adjust the service fee rates at its sole discretion. The agreement can be early terminated by the WFOE by giving a 30‑day prior notice, but not by the VIE or VIE’s shareholders.

Voting Rights Proxy Agreements & Irrevocable Powers of Attorney provide the Company effective control over the VIE and its subsidiaries, while the Equity Pledge Agreements secure the obligations of the shareholders of the VIE under the relevant agreements. Because the Company, through the WFOE, has (i) the power to direct the activities of the VIE that most significantly affect the entity’s economic performance and (ii) the right to receive substantially all of the benefits from the VIE, the Company is deemed the primary beneficiary of the VIE. Accordingly, the Company has consolidated the VIE’s financial results of operations, assets and liabilities in the Group’s combined and consolidated financial statements. The aforementioned agreements are effective agreements between a parent and consolidated subsidiaries, neither of which is accounted for in the combined and consolidated financial statements or are ultimately eliminated upon consolidation (i.e. service fees under the Exclusive Business Cooperation Agreement).

The Group believes that the contractual arrangements with the VIE are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Group’s ability to enforce the contractual arrangements. If the legal structure and contractual arrangements were found to be in violation of PRC laws and regulations, the PRC government could:

•	revoke the business and operating licenses of the Company’s PRC subsidiaries and VIE;
•	discontinue or restrict the operations of any related-party transactions between the Company’s PRC subsidiaries and VIE;
•	limit the Group’s business expansion in China by way of entering into contractual arrangements;
•	impose fines or other requirements with which the Company’s PRC subsidiaries and VIE may not be able to comply;
•	require the Company or the Company’s PRC subsidiaries or VIE to restructure the relevant ownership structure or operations; or
•	restrict or prohibit the Company’s use of the proceeds of the additional public offering to finance the Group’s business and operations in China.

The following consolidated financial statement balances and amounts of the Company’s VIE and its subsidiaries, were included in the accompanying combined and consolidated financial statements after the elimination of intercompany balances and transactions among the Company, its subsidiaries, consolidated VIE and its subsidiaries.

	As of
	March 31,	March 31,
	2018	2019
	RMB	RMB
ASSETS
Cash and cash equivalents	9,713,466	89,951,084
Restricted cash	21,207,771	13,861,350
Accounts receivable, net	6,239,617	29,371,964
Inventories	320,383,465	220,151,394
Advances to suppliers, net	24,694,549	41,591,310
Prepaid expense and other assets, net	30,295,221	32,969,032
Amounts due from related parties	295,000	—
Property and equipment, net	5,145,359	146,071,301
Intangible assets, net	3,740,000	3,173,489
Goodwill	1,002,000	1,002,000
Long-term investments	1,090,052	7,600,000
Other non-current assets	837,145	1,701,913
Total Assets	424,643,645	587,444,837

LIABILITIES
Accounts payable	72,889,659	78,060,546
Notes payable	47,105,605	30,644,656
Accrued salary and benefits	41,436,994	56,615,874
Accrued expenses and other current liabilities	13,877,331	23,370,034
Amounts due to related parties	374,558,131	574,859,577
Dividends payable	—	115,043
Income tax payable	6,950,908	1,673,618
Long-term deposits	1,850,000	1,750,000
Other non-current liabilities	—	11,076,325
Total Liabilities	558,668,628	778,165,673

	For the year ended March 31,
	2017	2018	2019
	RMB	RMB	RMB
Net revenue	577,902,804	947,580,431	1,093,437,850
Loss from operations	(21,825,771)	(72,351,105)	(74,743,570)
Net loss	(40,137,374)	(89,954,109)	(78,124,650)
Net cash used in operating activities	(240,531,658)	(27,574,688)	(9,393,904)
Net cash used in investing activities	(10,133,386)	(1,949,087)	(6,702,206)
Net cash provided by financing activities	272,033,556	39,076,500	88,987,306

The VIE and its subsidiaries contributed 100% and 100% of the Group’s consolidated revenue for the year ended March 31, 2018 and 2019, respectively. As of March 31, 2019, the VIE and its subsidiaries accounted for an aggregate of 85.2% of the consolidated total assets and 99.6% of the consolidated total liabilities.

There are no terms in any arrangements, considering both explicit arrangements and implicit variable interests that require the Company or its subsidiaries to provide financial support to the VIE. However, if the VIE were ever to need financial support, the Group may, at its option and subject to statutory limits and restrictions, provide financial support to its VIE through loans to the shareholders of the VIE.

The Group believes that there are no assets held in the VIE that can be used only to settle obligations of the VIE, except for registered capital and the PRC statutory reserves. As the VIE are incorporated as limited liability companies under the PRC Company Law, creditors of the VIE do not have recourse to the general credit of the Company for any of the liabilities of the VIE. Relevant PRC laws and regulations restrict the VIE from transferring a portion of their net assets, equivalent to the balance of its statutory reserve and its share capital, to the Company in the form of loans and advances or cash dividends.

(c)   Use of Estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Actual results may differ from these estimates. The Group bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Group’s financial statements include but are not limited to allowance for doubtful accounts, inventory write-down, assessment for useful life and impairment of long-lived assets, assessment of goodwill impairment, fair value estimate of intangible assets and non-controlling interests acquired and valuation allowances of deferred tax assets. Actual results may differ materially from those estimates.

(d)   Fair Value

Fair value is considered to be the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

Authoritative literature provides a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The level in the hierarchy within which the fair value measurement in its entirety falls is based upon the lowest level of input that is significant to the fair value measurement as follows:

•	Level 1—Inputs are based on unadjusted quoted prices that are available in active markets for identical assets or liabilities at measurement date.
•

Level 2—Significant inputs are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and model-derived valuations in which significant inputs and significant value drivers are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities.

•

Level 3—Significant unobservable inputs that cannot be corroborated by observable market data and reflect management’s estimates of assumptions that market participants would use to price an asset or liability.

As of March 31, 2018 and 2019, the Group did not carry any assets or liabilities which were measured at fair value on  a recurring or non-recurring basis.

(e)   Financial Instruments

The Group’s financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable, amounts due from related parties, accounts payable, amounts due to related parties, accrued expenses and other current liabilities. The carrying amounts of these financial instruments as of March 31, 2018 and 2019 were considered representative of their fair values due to their short-term nature.

(f)    Convenience Translation

Our reporting currency is Renminbi (“RMB”) because our business is conducted in China and our revenues are denominated in RMB. These financial statements contains translations of RMB amounts into U.S. dollars at specific rates solely for the convenience of the reader. The conversion of RMB into U.S. dollars in this financial statement, is based on the exchange rate set forth in the H.10 statistical release of the Board of Governors of the Federal Reserve System. Unless otherwise noted, all translations from RMB to U.S. dollars and from U.S. dollars to RMB in this financial statement were made at a rate of RMB6.7112 to US$1.00, the exchange rate in effect on March 29, 2019. We make no representation that any RMB or U.S. dollar amounts could have been, or could be, converted into U.S. dollars or RMB, as the case may be, at any particular rate, the rates stated below, or at all. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign currency and through restrictions on foreign trade.

(g)   Cash and Cash Equivalents and Restricted Cash

Cash and cash equivalents consist of cash on hand and demand deposits which are unrestricted as to withdrawal or use, and which have original maturities of three months or less when purchased.

The Group’s restricted cash represents amounts held by banks, which are not available for the Group’s general use, as security for bank acceptance bills. Upon the repayment of bank acceptance bills which generally occur within one year, the deposits will be released by the bank and will become available for general use by the Group.

(h)   Accounts Receivable, net

Accounts receivable, net represents those receivables derived from the ordinary course of business and are recorded net of allowance for doubtful accounts. The Group maintains an allowance for doubtful accounts that reflect its best estimate of probable losses inherent in the accounts receivables. The Group also makes specific allowance if there is strong evidence indicating that the accounts receivable is likely to be unrecoverable. In determining collectability of the accounts receivables, the Group considers many factors, such as: creditworthiness of customers, aging of the receivables, payment history of customers, financial condition of the customers and market trends, and specific facts and circumstances. Accounts receivable balances are written off after all collection efforts have been exhausted.

(i)    Property and Equipment, net

Property and equipment is recorded at cost less accumulated depreciation and impairment. Depreciation expense of long-lived assets is recorded as operating expenses and cost of revenues. Depreciation is computed using the straight-line method over the following estimated useful lives by major asset category:

Buildings	35 years
General equipment	3 - 5 years
Motor vehicles	4 years
Leasehold improvements	Lesser of lease term or estimated useful life of 5 years
Equipment under capital lease	10 years

(j)    Inventories

Inventory is stated at the lower of cost or net realizable value. Cost of inventory is determined using the weighted average cost method. Valuation of inventories is based on currently available information about expected recoverable value. The estimate is dependent upon factors such as whether the goods are returnable to vendors, inventory aging, historical and forecasted consumer demand, and promotional environment.

(k)   Intangible Assets, net

Intangible assets represent public social network platforms acquired in the year ended March 31, 2018 and  exclusive cooperation rights acquired in the year ended March 31, 2019.  Intangible assets are recorded at cost to acquire these assets less accumulated amortization.  Amortization is computed on a straight-line basis over the following estimated economic useful lives by major asset category:

Exclusive cooperation rights	5 years
Account in public social network platforms	4 years

(l)    Impairment of Long-lived Assets

Long-lived assets are evaluated for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Factors considered important that could result in an impairment review include, but are not limited to, significant under-performance relative to historical or planned operating results, significant changes in the manner of use or expected life of the assets or significant changes in our business strategies. An impairment analysis is performed at the lowest level of identifiable cash flows for an asset or asset group based on valuation techniques such as discounted cash flow analysis. An impairment charge is recognized when the estimated undiscounted cash flows expected to result from the use of the asset plus net proceeds expected from the disposition of the asset, if any, are less than the carrying value of the asset net of other liabilities. The estimation of future cash flows requires significant management judgment and actual results may differ from estimated amounts. No impairment was recognized for the years ended March 31, 2018 and 2019.

(m)  Long-term investments

The Group accounts for long-term investments using either the cost or equity method of accounting depending upon whether the Group has the ability to exercise significant influence over investments. As part of this evaluation, the Group considers the participating and protective rights in the investments as well as its legal form.

The Group uses the equity method of accounting for the long-term investments when the Group has the ability to significantly influence the operations or financial activities of the investee. The Group record the equity method long-term investments at historical cost and subsequently adjusts the carrying amount each period for share of the earnings or losses of the investee and other adjustments required by the equity method of accounting. Dividends received from the equity method investments are recorded as reductions in the cost of such investments.

The Group records the cost method long-term investments at historical cost and subsequently record any dividends received from the net accumulated earnings of the investee as income. Dividends received in excess of earnings are considered a return of investment and are recorded as reductions in the cost of the investments.

Long-term investments are evaluated for impairment when facts or circumstances indicate that the fair value of the long-term investments is less than its carrying value. An impairment is recognized when a decline in fair value is determined to be other-than-temporary. The Group reviews several factors to determine whether a loss is other-than-temporary. These factors include, but are not limited to, the: (i) nature of the investment; (ii) cause and duration of the impairment; (iii) extent to which fair value is less than cost; (iv) financial condition and near term prospects of the investments; and (v) ability to hold the security for a period of time sufficient to allow for any anticipated recovery in fair value.

(n)  Revenue Recognition

The Group recognizes revenue primarily from online sales of consumer products to followers of KOLs across various e-commerce platforms. Consistent with the criteria of ASC 605, Revenue Recognition, the Group recognizes revenues when the following four revenue recognition criteria are met: (i) persuasive evidence of an arrangement exists, (ii) delivery has occurred or services have been rendered, (iii) the selling price is fixed or determinable, and (iv) collectability is reasonably assured. The revenue is net of related business tax and surcharges.

Product Sales

The Group selects and purchases goods from its suppliers and sells goods directly to customers through its online stores on various e-commerce platforms. Revenue from product sales is recognized both on a gross and net basis depending on whether the Group is (i) the primary obligor and is responsible to the customers for the key aspects of the fulfillment of the transaction including presales and after-sales services; (ii) bears the physical and general inventory risk once the products are delivered to its warehouse by its suppliers; (iii) has discretion in establishing price; and (iv) has credit risk. Predominantly all product sales revenue are recognized on a gross basis. Revenue from product sales is recorded on the combined and consolidated statements of comprehensive loss as product sales.

A majority of the Group’s customers make online payments through third-party payment platforms when they place orders on websites of the Group’s online stores. Product sales, net of return allowances, value added tax and related surcharges, are recognized when the funds are released from the third-party payment platforms to the Group which is the earlier of when (1) customers manually confirm their receipt of the products on the e-commerce platform or (2) ten days after delivery. The Group offers its online customers an unconditional right of return for a period of seven days upon receipt of products. Return allowances, which reduce revenue, are estimated based on historical data and industry practice the Group has maintained and its analysis of returns by categories of products, and is subject to adjustments to the extent that actual returns differ or are expected to differ.

Shipping and handling fees are included in net revenues. The Group typically does not charge shipping and handling fees for orders exceeding a certain sale amount. Shipping and handling revenue has not been material for the periods presented.

Services

The Group serves as a platform in providing KOLs to brands, online retailers and other merchants for promotion of their products or services either on the KOLs’ social media platforms or offline channels. Such services primarily includes (1) advertising services through the KOLs’ social media spaces that direct followers to the online stores owned and operated by third party online retailers; and (2) sales services of KOLs to promote the merchant’s products or services through the merchant’s various commerce channels across a period of time. Fees from advertising services are fixed and pre-determined and fees from sales services are based on net revenue generated from third-party online stores. The Group recognizes advertising services upon the completion of the performance of services or over the period during which the services are being performed. The Group recognizes sales services over the period during which the services are being provided.

(o)   Cost of revenues

Cost of revenues includes the cost of products sold and cost of services performed.

Cost of products sold mainly consist of the purchase price of products, inventory write-downs and KOL service fees. Purchase price of products amounted to RMB282,353,842,  RMB479,654,317 and RMB540,186,250 for the years ended March 31, 2017, 2018 and 2019, respectively. Inventory write-downs amounted to RMB25,501,836,  RMB42,058,235 and RMB40,586,753 for the years ended March 31, 2017, 2018 and 2019, respectively. KOL service fees included in cost of products sold amounted to RMB54,753,540,  RMB103,550,870 and RMB96,584,631 for the years ended March 31, 2017, 2018 and 2019, respectively. KOL service fees are calculated based on a percentage of the product selling price and recorded as cost at the same time when revenue is recognized. Cost of products sold do not include other direct costs related to cost of product sales such as shipping and handling expense, payroll and benefits of logistic staff or logistic center and rental expenses, etc. Therefore the Group’s cost of revenues may not be comparable to other companies which include such expenses in their cost of revenues.

Cost of services performed mainly consists of KOL service fees incurred for providing sales and advertising services to third party customers.

(p)   Fulfillment

Fulfillment costs represent packaging material costs and those costs incurred in outbound shipping, operating and staffing the Group’s fulfillment and customer service centers, including costs attributable to buying, receiving, inspecting and warehousing inventories; picking, packaging and preparing customer orders for shipment. Fulfillment costs also contain third party transaction fees, such as credit card processing and debit card processing fees. Shipping cost included in fulfillment costs amounted to RMB19,393,730,  RMB25,891,280 and RMB30,636,417 for the years ended March 31, 2017, 2018 and 2019, respectively.

(q)   General and Administrative Expenses

General and administrative expenses primarily consist of (i) salary and benefits expenses incurred in the general and administrative operations, and (ii) general expenses and depreciation expenses associated with the general and administrative activities.

(r)   Sales and Marketing Expenses

Sales and marketing expenses primarily consist of advertising expenses paid to third parties, salaries and benefits of sales and marketing personnel and logistics expense, etc.

Advertising and promotion costs in connection with the fees of marketing and promotion services the Group paid to third party venders for advertising and promotion on various online and offline channels. Such costs were included as sales and marketing in the combined and consolidated statements of comprehensive loss and totaled RMB69,258,528,  RMB93,044,137 and RMB109,881,231 for the years ended March 31, 2017, 2018 and 2019, respectively.

(s)   Income Taxes

Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. The Group follows the asset and liability method of accounting for income taxes.

Under this method, deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amount in the combined and consolidated financial statements, net operating loss carry-forwards and credits by applying enacted tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities. Deferred tax assets and liabilities are measured using enacted rates expected to apply to taxable income in which temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of changes in tax rates is recognized in the statement of comprehensive loss in the period of the enactment of the change.

The actual benefits that are ultimately realized may differ from estimates. As each audit is concluded, adjustments, if any, are recorded in the financial statements in the period in which the audit is concluded. Additionally, in future periods, changes in facts, circumstances and new information may require the Group to adjust the recognition and measurement estimates with regard to individual tax positions. Changes in recognition and measurement estimates are recognized in the period in which the changes occur. As of March 31, 2018 and 2019, the Group did not have any significant unrecognized uncertain tax positions.

(t)   Net Loss Per Share

Basic and diluted net loss per share is computed by dividing loss attributable to holders of ordinary shares by the weighted average number of the ordinary shares outstanding during the period. During the years ended March 31, 2017, 2018 and 2019, given that the Company has no potentially dilutive ordinary shares, the basic and diluted net loss per share are the same for the years presented.

(u)  Concentration and Risks

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash and accounts receivable. The Group places its cash and cash equivalents and restricted cash with financial institutions with high credit ratings and quality, and believes no significant credit exists. Accounts receivable are typically unsecured and are derived from revenues earned from customers in the PRC. The risk with respect to accounts receivable is mitigated by credit evaluations the Group performs on its customers and its ongoing monitoring process of outstanding balances.

There are no customers individually representing 10% or more of net revenues for the years ended March 31, 2017, 2018 and 2019.

The following customers accounted for 10% or more of balances of accounts receivable as of March 31, 2018 and 2019:

	As of March 31,
	2018	2019
	RMB	RMB
A	1,623,343	—
B	800,000	—
C	728,778	—
D	—	8,500,000

(v)   Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (the "FASB") issued ASU 2014‑09, Revenue from Contracts with Customers (Topic 606) which supersedes the revenue recognition requirements in Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition. The standard provides companies with a single model for use in accounting for revenue arising from contracts with customers and supersedes current revenue recognition guidance, including industry-specific revenue guidance. The core principle of the model is to recognize revenue when control of the goods or services transfers to the customer. The new disclosure requirements will provide information about the nature, amount, timing and uncertainty of revenue and cash flows from revenue contracts with customers. The guidance is effective for annual and interim reporting periods beginning after December 15, 2017. The guidance is effective for annual reporting periods beginning after December 15, 2018 and interim reporting periods within annual reporting periods beginning after December 15, 2019 for nonpublic entities.

The new revenue standards may be applied retrospectively to each prior period presented (full retrospective method) or retrospectively with the cumulative effect recognized as of the date of initial application (the modified retrospective method). The Group as an emerging growth company ("EGC") has elected to adopt the new revenue standard as of the effective date applicable to nonissuers and will implement the new revenue standard on April 1, 2019 using the modified retrospective method. The Group has substantially completed the assessment of all revenue from existing contracts with customers and concluded that there will be no significant effects on the Group’s revenue recognition practices, internal controls, financial positions, results of operations or cash flows. The Group's product sales consist of one performance obligation that is satisfied at a point in time. Each category of service revenue generated from advertising and sales services is considered as one performance obligation as they are distinct from each other. The new standard will require the Group to provide more robust disclosures than required by previous guidance, including disclosures related to disaggregation of revenue into appropriate categories, performance obligations, and the judgments made in revenue recognition determinations.

In February 2016, the FASB issued ASU 2016‑02, Leases (Topic 842), to increase transparency and comparability among organizations by requiring companies to recognize a right-of-use asset and lease liability for all leases with terms longer than 12 months. Leases will be classified as either operating or financing. The definition of a lease has been revised in regards to when an arrangement conveys the right to control the use of the identified asset under the arrangement which may result in changes to the classification of an arrangement as a lease. The ASU expands the disclosure requirements of lease arrangements. The Group as an EGC has elected to adopt the new leasing standard as of the effective date applicable to nonissuers and will implement the new leasing standard on April 1, 2020 using a modified retrospective approach. The modified retrospective approach would not require any transition accounting for leases that expired before the earliest comparative period presented. The Group is in the process of evaluating the impact on its combined and consolidated financial statements, as well as the impact of adoption on policies, practices, systems and financial statement disclosures. As of March 31, 2019, the Group has RMB31,955,432 of future minimum operating lease commitments that are not currently recognized on its combined and consolidated balance sheets (see note 16).

In June 2016, the FASB issued ASU 2016‑13, Credit Losses, Measurement of Credit Losses on Financial Instruments. This ASU provides more useful information about expected credit losses to financial statement users and changes how entities will measure credit losses on financial instruments and timing of when such losses should be recognized. This ASU is effective for annual and interim periods beginning after December 15, 2019 for public business entities. Early adoption is permitted for all entities for annual periods beginning after December 15, 2018, and interim periods therein. For all other entities, this ASU is effective for fiscal periods beginning after December 15, 2020, and interim periods within fiscal years beginning after December 15, 2021. The updates should be applied through a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Group is in the process of evaluating the impact on its combined and consolidated financial statements upon adoption.

In August 2018, the FASB issued ASU No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which eliminates, adds and modifies certain disclosure requirements for fair value measurements. Under the guidance, public companies will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. For all entities, the guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, but entities are permitted to early adopt either the entire standard or only the provisions that eliminate or modify the requirements. The Group does not expect a significant impact on its consolidated financial statements.